Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	131,718,007.29	15,905
Yield Supplement Overcollateralization Amount 11/30/24	1,947,104.50	0
Receivables Balance 11/30/24	133,665,111.79	15,905
Principal Payments	9,810,212.16	327
Defaulted Receivables	134,653.71	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/24	1,704,343.79	0
Pool Balance at 12/31/24	122,015,902.13	15,568

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.69%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,026,814.26	251
Past Due 61-90 days	1,035,205.05	76
Past Due 91-120 days	166,241.92	13
Past Due 121+ days	0.00	0
Total	4,228,261.23	340

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Delinquency Trigger Occurred	NO

Recoveries	91,981.17
Aggregate Net Losses/(Gains) - December 2024	42,672.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.07%
Second Prior Net Losses/(Gains) Ratio	1.35%
Third Prior Net Losses/(Gains) Ratio	0.40%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.88%
Weighted Average Contract Rate, Yield Adjusted	5.80%
Weighted Average Remaining Term	19.21

Flow of Funds	$ Amount
Collections	10,339,203.21
Investment Earnings on Cash Accounts	21,780.08
Servicing Fee	(111,387.59)
Transfer to Collection Account	0.00
Available Funds	10,249,595.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	30,665.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	4,197,473.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	486,956.86

Total Distributions of Available Funds	10,249,595.70

Servicing Fee	111,387.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 12/16/24	126,213,375.13
Principal Paid	9,702,105.16
Note Balance @ 01/15/25	116,511,269.97

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-3
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-4
Note Balance @ 12/16/24	76,663,375.13
Principal Paid	9,702,105.16
Note Balance @ 01/15/25	66,961,269.97
Note Factor @ 01/15/25	66.9478804%

Class B
Note Balance @ 12/16/24	33,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	33,030,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	16,520,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	16,520,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	60,533.68
Total Principal Paid	9,702,105.16
Total Paid	9,762,638.84

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.48000%
Interest Paid	30,665.35
Principal Paid	9,702,105.16
Total Paid to A-4 Holders	9,732,770.51

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0551223
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.8347935
Total Distribution Amount	8.8899158

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.3065922
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	97.0016513
Total A-4 Distribution Amount	97.3082435

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	432.64
Noteholders' Principal Distributable Amount	567.36

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	5,504,632.16
Investment Earnings	20,501.19
Investment Earnings Paid	(20,501.19)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$991,150.23	$1,164,226.21	$1,967,668.33
Number of Extensions	85	94	159
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.81%	1.28%